TAXATION (Deferred Tax Assets) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Asset [Line Items]
Less: Valuation allowance	(402,860,548)	(73,967,071)	(6,308,714)	(1,994,833)
Deferred Tax Asset Current [Member]
Deferred Tax Asset [Line Items]
Net operating losses
Provision for inventories, accounts receivable and other receivable	170,795,477	57,690,574
Change in fair value of forward contracts	(1,749,190)	(14,042,284)
Accrued warranty costs	4,952,344	1,688,813
Accrued interest	6,529,370
Other temporary differences	(5,153,313)	599,211
Total deferred tax assets	175,374,688	45,936,314
Less: Valuation allowance	175,374,688	45,936,314
Net deferred tax assets - current
Deferred Tax Asset Noncurrent [Member]
Deferred Tax Asset [Line Items]
Net operating losses	91,384,912	13,970,679
Accrued warranty costs	25,690,397	12,485,470
Increase in fair value of property, plant and equipment and land use rights arising from business combination	(3,532,006)	(2,920,881)
Impairment of property, plant and equipment	10,744,006	598,075
Provision of prepayment for purchase of property, plant and equipment	11,048,442
Pre-operating expenses of a subsidiary that are deductible in future periods		50,487
Provision for advance to suppliers to be utilized beyond one year	56,931,594
Assets related government grant	6,726,539	3,131,413
Timing difference for revenue recognition of retainage contract	(28,557,111)
Other temporary differences	(65,135)	715,514
Total deferred tax assets	227,485,860	28,030,757
Less: Valuation allowance	227,485,860	28,030,757
Deferred tax assets-non-current, net